Salary and benefit payable (Tables)	12 Months Ended
Dec. 31, 2018
Salary And Benefit Payable Tables Abstract
Schedule of salary and benefit payable
	As at December 31,
	2017	2018
	RMB’000	RMB’000

Salary and benefit payable to employees	2,907	895
Consulting expenses payable to a shareholder’s representatives(1)	516	516
Total	3,423	1,411

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(1) See Note 29 of Notes to the Consolidated Financial Statements, Section 5. Consulting expenses for representatives from a shareholder for detailed disclosure.